Income tax	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Income tax [Text Block]

15. Income tax

(a) Tax expense

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from continuing operations before taxes. These differences result from the following items:

	Year ended December 31,
	2021	2020
	$	$
Average statutory tax rate	27%	27%

(Loss) income before income taxes	(68,883)	57,376

Expected income tax (recovery) expense	(18,598)	15,492

Increase in income tax expense (recovery) resulting from:
Permanent differences:
Share of net loss (income) related to joint venture	13,913	(15,974)
Impairment of equity investment in joint venture	2,060	-
Fair value adjustment and accretion on redeemable preferences shares	236	(2,099)
Share-based compensation	592	176
Other	95	145
True-up prior year balances	(170)	261
Effect of differences in tax rate in foreign jurisdictions	36	8
Change in unrecognized tax assets	1,862	1,984
Foreign exchange and other	(26)	7
Income tax expense	-	-

(b) Deferred tax liabilities and assets

The significant components of the Company's deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2021	2020
	$	$
Lease liability	113	139
Right-of-use asset	(113)	(139)
Total	-	-

As at December 31, 2021, the Company has tax losses of $69.9 million (December 31, 2020 - $64.0 million) in Canada which expire between 2029 and 2041.

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	Year ended December 31,
	2021	2020
	$	$
Property, plant and equipment	81	48
Share issuance costs	10	18
Investment in associate	275	275
Accounts payable and accrued liabilities	578	467
Lease liability	10	8
Capital losses	2,494	2,476
Non-capital losses carried forward	19,004	17,299
Total	22,452	20,591

The aggregate amount of deductible temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized as at December 31, 2021 was $181.8 million (December 31, 2020 - deductible temporary differences of $242.1 million).